Mineral Property Agreements (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
More than 5 years [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	$ 30
RGGS Land & Minerals Ltd., L.P. [Member]
Disclosure of acquired receivables [line items]
Annual lease payments	$ 175
Paid Through	Jan. 31, 2021
Recovery of advance royalty payments	$ 3,186
LMC Minerals [Member]
Disclosure of acquired receivables [line items]
Recovery of advance royalty payments	$ 249
Bottom of range [Member]
Disclosure of acquired receivables [line items]
Percentage of future production royalties payable	3.00%
Top of range [Member]
Disclosure of acquired receivables [line items]
Percentage of future production royalties payable	5.00%